O FSS2 P-2
                          SUPPLEMENT DATED JULY 7, 2003
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
     (FSS2-FRANKLIN BIOTECHNOLOGY DISCOVERY, TECHNOLOGY, GLOBAL HEALTH CARE,
               GLOBAL COMMUNICATIONS AND NATURAL RESOURCES FUNDS)
                             DATED SEPTEMBER 1, 2002

The prospectus is amended as follows:

I. The "Management" section on page 37 for the Franklin Global Health Care Fund is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $281 billion in assets.

 The team responsible for the Fund's management is:

 DEREK TANER CFA, VICE PRESIDENT OF ADVISERS
 Mr. Taner has been a manager of the Fund since 2002. He joined Franklin Templeton Investments in 1991.

 EVAN MCCULLOCH CFA, VICE PRESIDENT OF ADVISERS
 Mr. McCulloch has been a manager of the Fund since 1994. He joined Franklin Templeton Investments in 1992.

 MATTHEW WILLEY CFA, PORTFOLIO MANAGER OF ADVISERS
 Mr. Willey has been a manager of the Fund since 2002. He joined Franklin Templeton Investments in 2002. Previously, he was an equity analyst with Credit Suisse First Boston.

 RUPERT H. JOHNSON, JR., PRESIDENT OF ADVISERS
 Mr. Johnson has been a manager of the Fund since 1992. He joined
 Franklin Templeton Investments in 1965. The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2002, management fees, before any advance waiver, were 0.56% of the Fund's average daily net assets for its services. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.54% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

II. The "Management" section on page 62 for the Franklin Natural Resources is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $281 billion in assets.

 The team responsible for the Fund's management is:

 FREDERICK G. FROMM CFA, VICE PRESIDENT OF ADVISERS
 Mr. Fromm has been a manager of the Fund since June, 2003. He joined Franklin Templeton Investments in 1992.

 STEVE LAND CFA, PORTFOLIO MANAGER OF ADVISERS
 Mr. Land has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1997.

 The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2002, management fees, before any advance waiver, were 0.63% of the Fund's average daily net assets for its services. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.50% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



o FSS2 PA-1
                          SUPPLEMENT DATED JULY 7, 2003
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
    (FSS2-FRANKLIN BIOTECHNOLOGY DISCOVERY, TECHNOLOGY, GLOBAL HEALTH CARE,
               GLOBAL COMMUNICATIONS AND NATURAL RESOURCES FUNDS)
                             DATED SEPTEMBER 1, 2002

The prospectus is amended as follows:

 The "Management" section on page 22 for the Franklin Natural Resources is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $281 billion in assets.

 The team responsible for the Fund's management is:

 FREDERICK G. FROMM CFA, VICE PRESIDENT OF ADVISERS
 Mr. Fromm has been a manager of the Fund since June, 2003. He joined Franklin Templeton Investments in 1992.

 STEVE LAND CFA, PORTFOLIO MANAGER OF ADVISERS
 Mr. Land has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1997.

 The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2002, management fees, before any advance waiver, were 0.63% of the Fund's average daily net assets for its services. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.50% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.